Segment Information - Operating Financial Information for Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating Revenues	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 130,863	$ 126,034	$ 125,980
Selling, general and administrative expense									31,083	28,592	28,102
Depreciation and amortization expense									17,403	16,954	15,928
Total Operating Expenses									108,585	98,609	96,731
Operating Income	$ 637	$ 7,675	$ 6,617	$ 7,349	$ 5,459	$ 6,990	$ 8,013	$ 6,963	22,278	27,425	29,249
Service
Segment Reporting Information [Line Items]
Cost of services and equipment									32,185	30,916	30,463
Wireless equipment
Segment Reporting Information [Line Items]
Operating Revenues									22,258	18,889	17,512
Cost of services and equipment									23,323	22,147	22,238
Wireless equipment | Business
Segment Reporting Information [Line Items]
Operating Revenues									3,400	1,600	1,100
Service and other
Segment Reporting Information [Line Items]
Operating Revenues									108,605	107,145	108,468
Service and other | Business
Segment Reporting Information [Line Items]
Operating Revenues									28,100	29,300	28,400
Fios revenues
Segment Reporting Information [Line Items]
Operating Revenues									11,939	11,691	11,236
Fios revenues | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									11,056	10,903	10,503
Fios revenues | Business
Segment Reporting Information [Line Items]
Operating Revenues									883	788	733
Wireless service
Segment Reporting Information [Line Items]
Operating Revenues									62,942	63,048	66,456
Wireless service | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									52,458	51,954	55,649
Wireless service | Business
Segment Reporting Information [Line Items]
Operating Revenues									10,484	11,094	10,807
External Operating Revenues | Service
Segment Reporting Information [Line Items]
Operating Revenues									64,207	63,769	67,407
External Operating Revenues | Service | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									64,207	63,769	67,407
External Operating Revenues | Service | Business
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Wireless equipment
Segment Reporting Information [Line Items]
Operating Revenues									18,874	17,292	16,372
External Operating Revenues | Wireless equipment | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									18,874	17,292	16,372
External Operating Revenues | Wireless equipment | Business
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Other
Segment Reporting Information [Line Items]
Operating Revenues									6,447	5,735	5,505
External Operating Revenues | Other | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									6,447	5,735	5,505
External Operating Revenues | Other | Business
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues									11,197	11,444	11,359
External Operating Revenues | Global Enterprise | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Global Enterprise | Business
Segment Reporting Information [Line Items]
Operating Revenues									11,197	11,444	11,359
External Operating Revenues | Small and Medium Business
Segment Reporting Information [Line Items]
Operating Revenues									10,732	9,793	9,016
External Operating Revenues | Small and Medium Business | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Small and Medium Business | Business
Segment Reporting Information [Line Items]
Operating Revenues									10,732	9,793	9,016
External Operating Revenues | Public Sector and Other
Segment Reporting Information [Line Items]
Operating Revenues									5,830	5,652	5,115
External Operating Revenues | Public Sector and Other | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Public Sector and Other | Business
Segment Reporting Information [Line Items]
Operating Revenues									5,830	5,652	5,115
External Operating Revenues | Wholesale
Segment Reporting Information [Line Items]
Operating Revenues									3,713	3,978	4,001
External Operating Revenues | Wholesale | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Wholesale | Business
Segment Reporting Information [Line Items]
Operating Revenues									3,713	3,978	4,001
Intersegment Eliminations
Segment Reporting Information [Line Items]
Operating Revenues									296	304	263
Intersegment Eliminations | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									234	258	217
Intersegment Eliminations | Business
Segment Reporting Information [Line Items]
Operating Revenues									62	46	46
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									121,296	117,967	119,038
Selling, general and administrative expense									23,390	24,740	25,659
Depreciation and amortization expense									16,210	15,791	15,264
Total Operating Expenses									89,117	88,753	89,698
Operating Income									32,179	29,214	29,340
Operating Segments | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									89,762	87,054	89,501
Selling, general and administrative expense									15,701	17,292	18,832
Depreciation and amortization expense									11,952	11,308	10,792
Total Operating Expenses									61,751	61,294	62,972
Operating Income									28,011	25,760	26,529
Operating Segments | Business
Segment Reporting Information [Line Items]
Operating Revenues									31,534	30,913	29,537
Selling, general and administrative expense									7,689	7,448	6,827
Depreciation and amortization expense									4,258	4,483	4,472
Total Operating Expenses									27,366	27,459	26,726
Operating Income									4,168	3,454	2,811
Operating Segments | Service
Segment Reporting Information [Line Items]
Cost of services and equipment									26,194	26,075	26,537
Operating Segments | Service | Consumer
Segment Reporting Information [Line Items]
Cost of services and equipment									15,335	14,981	15,101
Operating Segments | Service | Business
Segment Reporting Information [Line Items]
Cost of services and equipment									10,859	11,094	11,436
Operating Segments | Wireless equipment
Segment Reporting Information [Line Items]
Cost of services and equipment									23,323	22,147	22,238
Operating Segments | Wireless equipment | Consumer
Segment Reporting Information [Line Items]
Cost of services and equipment									18,763	17,713	18,247
Operating Segments | Wireless equipment | Business
Segment Reporting Information [Line Items]
Cost of services and equipment									$ 4,560	$ 4,434	$ 3,991